Expenses by Nature - Administrative Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by Nature
Depreciation and amortisation	€ 534	€ 1,020	€ 414
Employee compensation	18,889	9,905	7,603
Repair and maintenance expenses	1,123	796	161
Legal and professional fees	2,122	1,047	564
Transaction costs	7,707
Rental expenses	751	582	584
Travel expense	985	612	305
Management fees to related party			115
Marketing and entertainment expenses	602	788	159
Other expenses	1,745	946	1,020
Total administrative expenses	€ 34,458	€ 15,696	€ 10,925